PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL - Schedule Of Property, Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 3,245,173	$ 3,044,549
Less: accumulated depreciation	1,850,144	1,631,716
Property, plant and equipment, net	1,395,029	1,412,833
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	145,763	152,775
Structures
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,864,442	2,684,673
Furniture and other equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	179,215	148,516
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	55,753	$ 58,585
International
Property, Plant and Equipment [Line Items]
Impairment of assets no longer usable	$ 2,600